Stock-Based Compensation - U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) - Common Shares - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. Cellular Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares (in shares)	1,483,000
Granted number of shares (in shares)	559,000
Vested number of shares (in shares)	(395,000)
Forfeited number of shares (in shares)	(78,000)
Nonvested stock units, end of period - Number of shares (in shares)	1,569,000	1,483,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value (USD per share)	$ 39.67
Granted weighted average grant date fair value (USD per share)	38.19	$ 38.04	$ 43.32
Vested weighted average grant date fair value (USD per share)	37.30
Forfeited weighted average grant date fair value (USD per share)	39.78
Nonvested stock units - end of period weighted average grant date fair value (USD per share)	$ 39.74	$ 39.67
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 16,000,000	$ 11,000,000	$ 15,000,000
Award vesting period	3 years
U.S. Cellular Long-Term Incentive Plans | Performance Shares
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares (in shares)	342,000
Granted number of shares (in shares)	357,000
Change in units based on approved performance factors number of shares	111,000
Forfeited number of shares (in shares)	(42,000)
Nonvested stock units, end of period - Number of shares (in shares)	768,000	342,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value (USD per share)	$ 36.92
Granted weighted average grant date fair value (USD per share)	38.81	$ 36.92
Change in units based on approved performance factors weighted average grant date fair value	36.92
Forfeited weighted average grant date fair value (USD per share)	37.37
Nonvested stock units - end of period weighted average grant date fair value (USD per share)	$ 37.78	$ 36.92
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 0	$ 0
U.S. Cellular Long-Term Incentive Plans | Performance Shares | Minimum
Shares issued and granted under stock compensation plans
Performance share awards target	50.00%
U.S. Cellular Long-Term Incentive Plans | Performance Shares | Maximum
Shares issued and granted under stock compensation plans
Performance share awards target	200.00%
U.S. Cellular Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value (USD per share)	$ 40.72	$ 36.02	$ 41.31
Shares issued and granted under stock compensation plans
Percent of match up to 50% from annual bonus	25.00%
Percent of employee contribution to get 33 percent match	50.00%
Percent of match above 50% from annual bonus	33.00%
Award vesting period	3 years
Vested number of shares, unissued	33,000
Vested number of shares, unissued, fair value	$ 2,000,000
U.S. Cellular Long-Term Incentive Plans | Deferred Compensation Stock Units | Maximum
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 1,000,000	$ 1,000,000	$ 1,000,000
Non-Employee Directors' Plan | U.S. Cellular
Shares issued and granted under stock compensation plans
Shares issued	18,000	15,000	13,000